LEASES (Schedule of Composition of Right-of-Use Assets) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use asset	$ 260
Initial Application of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use asset	166
Facility [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use asset	253
Facility [Member] | Initial Application of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use asset	151
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use asset	7
Vehicles [Member] | Initial Application of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use asset	$ 15